Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Class A, Class B, Class C

Supplement dated October 29, 2007, to the Prospectus dated February 1, 2007, as previously supplemented

October 1, 2007, June 21, 2007, April 5, 2007, and March 15, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective immediately, Galen G. Blomster, CFA, rejoined Wells Capital Management (“WCM”) as a Portfolio Advisor serving in an advisory capacity on the quantitative strategies team. In this capacity, Mr. Blomster participates in providing research and determining the impact of model allocation shifts on behalf of the Funds. Prior to retiring from WCM in April 2007, Mr. Blomster was jointly responsible for managing the Asset Allocation Fund, which he managed since 2002, and the Growth Balanced Fund and Moderate Balanced Fund, both of which he managed since 1989. Mr. Blomster originally joined WCM in 1998 as Vice President and Director of Research and simultaneously held his position as portfolio manager at Norwest Investment Management until WCM and Norwest Investment Management combined investment advisory services under the WCM name in 1999. Education: B.S. degree in Dairy/Food Science and Economics, University of Minnesota; M.S. and Ph.D. degrees, Purdue University.

______________________________________________________________________________________

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Fund referenced above.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 28 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 29 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

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The following information was contained within the June 21, 2007, Supplement and is included herewith for your convenience:

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the April 5, 2007, Supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Moderate Balanced and Growth Balanced Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 29, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

AFR107/P501SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Administrator Class

Supplement dated October 29, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on July 12, 2007, June 21, 2007, and April 5, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective immediately,Galenimmediately, Galen G. Blomster, Ph.D.CFA, rejoined returned from retirement to Wells Capital Management (“WCM”) as a Portfolio Advisor serving in an advisory capacity on the quantitative strategies team. In this capacity, Mr. Blomster participates in providing research and determining the impact of model allocation shifts on behalf of the Funds. Prior to retiring from WCM in April 2007, Mr. Blomster was jointly responsible for managing the Asset Allocation Fund, which he managed since 2002, the Aggressive Allocation Fund, which he managed since 1997, and the Conservative Allocation Fund, Growth Balanced Fund, and Moderate Balanced Fund, all of which he managed since 1989. Mr. Blomster originally joined WCM in 1998 as Vice President and Director of Research and simultaneously held his position as portfolio manager at Norwest Investment Management until WCM and Norwest Investment Management combined investment advisory services under the WCM name in 1999. Education: B.S. degree in Dairy/Food Science and Economics, University of Minnesota; M.S. and Ph.D. degrees, Purdue University.

______________________________________________________________________________________

The following information was contained within the July 12, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “The Sub-Advisers for the Master Portfolios” section, the information for Smith Asset Management Group, L.P. is deleted and replaced with the following:

Smith Asset Management Group, L.P. (Smith Group), located at 100 Crescent Court, Suite 1150, Dallas, TX 75201, is the investment sub-adviser for the Disciplined Growth Portfolio in which certain gateway funds invest a portion of their assets. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Smith Group is a registered investment adviser that provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style.

______________________________________________________________________________________

The following information was contained within the June 21, 2007, Supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

_____________________________________________________________________________________

The following information was contained within the April 5, 2007, Supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

The following information was contained within the April 5, 2007, supplement and is included herewith for your convenience.

Effective April 25, 2007, Galen G. Blomster, CFA is retiring from Wells Capital Management Incorporated and will be temporarily removed as co-portfolio manager for the Funds. During this time, Jeffrey P. Mellas, Douglas R. Beath, Thomas C. Biwer, CFA, Christian L. Chan, CFA, and Andrew Owen, CFA, will continue to serve as co-portfolio managers for the Moderate Balanced and Growth Balanced Funds and Jeffrey P. Mellas and Gregory T. Genung, CFA, will continue to serve as co-portfolio managers for the Asset Allocation Fund.

Effective on or about July 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Funds as he provided prior to his official retirement.

AFAM107/P503SP

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